SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Corporate income tax payable	$ 107,599	$ 553,569
Other tax payable	685	13,113
Total taxes payable	$ 108,284	$ 566,682